Significant Accounting Policies (Details 3)	9 Months Ended
Sep. 30, 2014
Customer B [Member] | Accounts Receivable [Member]
Concentration percentage	74.00%
Customer B [Member] | Revenues [Member]
Concentration percentage	15.00%
Customer A [Member] | Revenues [Member]
Concentration percentage	34.00%
Customer C [Member] | Revenues [Member]
Concentration percentage	13.00%